Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Summary of pension plan assets valued using NAV or its equivalent:
Fair Value	$ 951	$ 849
U.S. equity securities
Summary of pension plan assets valued using NAV or its equivalent:
Fair Value	292	265
Redemption Frequency	Daily	Daily
Redemption Notice Period	1 day, 5 days	1 day
Non-U.S. equity securities
Summary of pension plan assets valued using NAV or its equivalent:
Fair Value	390	329
Redemption Frequency	Daily, Semi-monthly	Daily, Semi-monthly
Redemption Notice Period	1 day, 2 days, 3 days	1 day, 2 days, 3 days
Government and government agency securities
Summary of pension plan assets valued using NAV or its equivalent:
Fair Value	148	119
Redemption Frequency	Daily	Daily
Redemption Notice Period	1 day, 2 days	1 day
Corporate debt securities
Summary of pension plan assets valued using NAV or its equivalent:
Fair Value	121	136
Redemption Frequency	Daily	Daily
Redemption Notice Period	1 day, 2 days	1 day, 2 days
Level 1
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	399	340
Level 1 | U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	187	162
Level 1 | Non-U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	165	101
Level 1 | Government and government agency securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	34	58
Level 1 | Cash and cash equivalents
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	13	19
Level 2
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	1,372	1,299
Level 2 | U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	296	268
Level 2 | Non-U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	351	336
Level 2 | Government and government agency securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	292	272
Level 2 | Corporate debt securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	379	384
Level 2 | Mortgage and other asset-backed securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	54	39
Total
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	1,771	1,639
Total | U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	483	430
Total | Non-U.S. equity securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	516	437
Total | Government and government agency securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	326	330
Total | Corporate debt securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	379	384
Total | Mortgage and other asset-backed securities
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	54	39
Total | Cash and cash equivalents
Asset allocations by level within the fair value hierarchy
Fair value of defined benefit plan assets	$ 13	$ 19